Amounts receivable	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Amounts receivable [Text Block]

10. Amounts receivable

	December 31,	December 31,
	2019	2018
	$	$

Revenues receivable from royalty, stream and other interests	1,257	6,643
Interest income receivable	2,133	1,991
Amounts receivable from associates(i)	641	3,225
Sales taxes, tax credits and other receivables	2,299	462
	6,330	12,321

(i) Amounts receivable from associates for cost recoveries are mainly related to professional services and office rent.